Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities
Accounts payable	$ 88	$ 88	$ 59
Accrued dividends payable	50	47	46
Other taxes payable	52	44	45
Accrued interest payable	37	34	37
Derivatives	9	0	7
Other payables	122	114	88
Total other current liabilities	358	327	282
Other non-current liabilities
Incentives from lessors	168	173	165
Deferred compensation plan liability	97	101	106
Capital lease obligation	25	28	26
Other payables	81	73	66
Total other non-current liabilities	371	375	363
Total other liabilities	$ 729	$ 702	$ 645